Note 2 - Securities (Details) - Securities Held to Maturity with Unrealized Losses - US States and Political Subdivisions Debt Securities [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 2 - Securities (Details) - Securities Held to Maturity with Unrealized Losses [Line Items]
Less Than 12 Months - Fair Value	$ 995	$ 1,171
Less Than 12 Months - Unrecognized Loss	$ (5)	(9)
12 Months or More - Fair Value		2,916
12 Months or More - Unrecognized Loss		(180)
Fair Value	$ 995	4,087
Unrecognized Loss	$ (5)	$ (189)